Unaudited Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit - USD ($) $ in Thousands		Total		Previously Reported	Retroactive application of reverse recapitalization	Series I Preferred Stock	Common Stock		Common Stock Previously Reported		Common Stock Retroactive application of reverse recapitalization		Additional Paid-In Capital	Additional Paid-In Capital Previously Reported	Additional Paid-In Capital Retroactive application of reverse recapitalization	Accumulated Deficit	Accumulated Deficit Previously Reported
Beginning balance (in shares) at Apr. 24, 2022	[1]	18,644,339		10,085,612	8,558,727
Beginning balance at Apr. 24, 2022		$ 52,218		$ 52,218
Ending balance (in shares) at Apr. 30, 2023	[2]	18,863,090	[1]	10,203,945	8,659,145
Ending balance at Apr. 30, 2023		$ 53,468		$ 53,468		$ 0
Shares, beginning balance (in shares) at Apr. 24, 2022	[1]						11,400,833		6,167,254		5,233,579
Beginning balance at Apr. 24, 2022		(109,556)		(109,556)			$ 1		$ 62		$ (61)		$ 1,711	$ 1,650	$ 61	$ (111,268)	$ (111,268)
Increase (Decrease) in Stockholders' Equity
Net loss		(7,525)														(7,525)
Issuance of warrants		1,722											1,722
Change in the redemption value of the redeemable convertible preferred stock		0
Stock-based compensation		$ 295											295
Shares, ending balance (in shares) at Apr. 30, 2023		11,422,476					11,422,476	[1],[2]	6,178,962	[2]	5,243,514	[2]
Ending balance at Apr. 30, 2023		$ (114,998)		$ (114,998)	$ 0		$ 1		$ 62		$ (61)		3,794	3,733	61	(118,793)	(118,793)
Increase (Decrease) in Temporary Equity
Issuance of shares (in shares)	[2]					1,988,620
Issuance of shares						$ 18,463
Accretion of cumulative dividends on Series I Redeemable Convertible Preferred Stock		134
Change in the redemption value of the redeemable convertible preferred stock		$ 1,423
Ending balance (in shares) at Jul. 23, 2023	[2]	20,851,710
Ending balance at Jul. 23, 2023		$ 73,488
Increase (Decrease) in Stockholders' Equity
Net loss		(3,046)														(3,046)
Accretion of cumulative dividends on Series I Redeemable Convertible Preferred Stock		(134)											(134)
Change in the redemption value of the redeemable convertible preferred stock		(1,423)											(1,423)
Stock-based compensation		141											141
Shares, ending balance (in shares) at Jul. 23, 2023	[2]						11,422,476
Ending balance at Jul. 23, 2023		$ (119,460)					$ 1						2,378			(121,839)
Beginning balance (in shares) at Apr. 30, 2023	[2]	18,863,090	[1]	10,203,945	8,659,145
Beginning balance at Apr. 30, 2023		$ 53,468		$ 53,468		0
Ending balance (in shares) at Oct. 15, 2023	[2]	20,989,710
Ending balance at Oct. 15, 2023		$ 75,262
Shares, beginning balance (in shares) at Apr. 30, 2023		11,422,476					11,422,476	[1],[2]	6,178,962	[2]	5,243,514	[2]
Beginning balance at Apr. 30, 2023		$ (114,998)		$ (114,998)	$ 0		$ 1		$ 62		$ (61)		3,794	3,733	61	(118,793)	(118,793)
Increase (Decrease) in Stockholders' Equity
Net loss		(10,329)
Reclassification of liability-classified warrants		0
Issuance of contingently issuable warrants		0
Change in the redemption value of the redeemable convertible preferred stock		(1,423)
Shares, ending balance (in shares) at Oct. 15, 2023	[2]						11,422,476
Ending balance at Oct. 15, 2023		$ (128,578)					$ 1						543			(129,122)
Beginning balance (in shares) at Apr. 30, 2023	[2]	18,863,090	[1]	10,203,945	8,659,145
Beginning balance at Apr. 30, 2023		$ 53,468		$ 53,468		0
Increase (Decrease) in Temporary Equity
Issuance of shares		19,843				19,843
Accretion of cumulative dividends on Series I Redeemable Convertible Preferred Stock		878				878
Change in the redemption value of the redeemable convertible preferred stock		$ 1,423				1,423
Ending balance (in shares) at Apr. 28, 2024	[1]	0
Ending balance at Apr. 28, 2024		$ 0				$ 0
Shares, beginning balance (in shares) at Apr. 30, 2023		11,422,476					11,422,476	[1],[2]	6,178,962	[2]	5,243,514	[2]
Beginning balance at Apr. 30, 2023		$ (114,998)		$ (114,998)	$ 0		$ 1		$ 62		$ (61)		3,794	$ 3,733	$ 61	(118,793)	$ (118,793)
Increase (Decrease) in Stockholders' Equity
Net loss		(6,789)														(6,789)
Transaction costs incurred in connection with the reverse recapitalization and registration statements		(23,958)											(23,958)
Reclassification of liability-classified warrants		(894)											(894)
Accretion of cumulative dividends on Series I Redeemable Convertible Preferred Stock		(878)											(878)
Issuance of warrants		173											196			(23)
Prior period adjustment		(178)														(178)
Change in the redemption value of the redeemable convertible preferred stock		(1,423)											(1,423)
Stock-based compensation		$ 1,178											1,178
Shares, ending balance (in shares) at Apr. 28, 2024		40,087,785					40,087,785	[1]
Ending balance at Apr. 28, 2024		$ (69,156)					$ 4						56,623			(125,783)
Beginning balance (in shares) at Jul. 23, 2023	[2]	20,851,710
Beginning balance at Jul. 23, 2023		$ 73,488
Increase (Decrease) in Temporary Equity
Issuance of shares (in shares)	[2]					138,000
Issuance of shares						$ 1,380
Accretion of cumulative dividends on Series I Redeemable Convertible Preferred Stock		$ 394
Ending balance (in shares) at Oct. 15, 2023	[2]	20,989,710
Ending balance at Oct. 15, 2023		$ 75,262
Shares, beginning balance (in shares) at Jul. 23, 2023	[2]						11,422,476
Beginning balance at Jul. 23, 2023		(119,460)					$ 1						2,378			(121,839)
Increase (Decrease) in Stockholders' Equity
Net loss		(7,283)														(7,283)
Reclassification of liability-classified warrants		(1,834)											(1,834)
Accretion of cumulative dividends on Series I Redeemable Convertible Preferred Stock		(394)											(394)
Issuance of warrants		173											173
Stock-based compensation		220											220
Shares, ending balance (in shares) at Oct. 15, 2023	[2]						11,422,476
Ending balance at Oct. 15, 2023		$ (128,578)					$ 1						543			(129,122)
Shares, beginning balance (in shares) at Dec. 28, 2023		17,422,009
Shares, ending balance (in shares) at Dec. 29, 2023		39,918,036
Beginning balance (in shares) at Apr. 28, 2024	[1]	0
Beginning balance at Apr. 28, 2024		$ 0				0
Ending balance (in shares) at Jul. 21, 2024		0
Ending balance at Jul. 21, 2024		$ 0
Shares, beginning balance (in shares) at Apr. 28, 2024		40,087,785					40,087,785	[1]
Beginning balance at Apr. 28, 2024		$ (69,156)					$ 4						56,623			(125,783)
Increase (Decrease) in Stockholders' Equity
Net loss		(10,006)														(10,006)
Transaction costs incurred in connection with the reverse recapitalization and registration statements		(101)											(101)
Prior period adjustment		25											28			(3)
Stock-based compensation		546											546
Shares, ending balance (in shares) at Jul. 21, 2024							40,087,785
Ending balance at Jul. 21, 2024		$ (78,692)					$ 4						57,096			(135,792)
Beginning balance (in shares) at Apr. 28, 2024	[1]	0
Beginning balance at Apr. 28, 2024		$ 0				$ 0
Ending balance (in shares) at Oct. 13, 2024		0
Ending balance at Oct. 13, 2024		$ 0
Shares, beginning balance (in shares) at Apr. 28, 2024		40,087,785					40,087,785	[1]
Beginning balance at Apr. 28, 2024		$ (69,156)					$ 4						56,623			(125,783)
Increase (Decrease) in Stockholders' Equity
Net loss		(19,316)
Reclassification of liability-classified warrants		1,864
Issuance of contingently issuable warrants		401
Change in the redemption value of the redeemable convertible preferred stock		$ 0
Shares, ending balance (in shares) at Oct. 13, 2024		40,087,785					40,087,785
Ending balance at Oct. 13, 2024		$ (88,854)					$ 4						56,244			(145,102)
Beginning balance (in shares) at Jul. 21, 2024		0
Beginning balance at Jul. 21, 2024		$ 0
Ending balance (in shares) at Oct. 13, 2024		0
Ending balance at Oct. 13, 2024		$ 0
Shares, beginning balance (in shares) at Jul. 21, 2024							40,087,785
Beginning balance at Jul. 21, 2024		(78,692)					$ 4						57,096			(135,792)
Increase (Decrease) in Stockholders' Equity
Net loss		(9,310)														(9,310)
Transaction costs incurred in connection with the reverse recapitalization and registration statements		25											25
Reclassification of liability-classified warrants		(1,864)											(1,864)
Issuance of contingently issuable warrants		401											401
Issuance of warrants		67											67
Stock-based compensation		$ 519											519
Shares, ending balance (in shares) at Oct. 13, 2024		40,087,785					40,087,785
Ending balance at Oct. 13, 2024		$ (88,854)					$ 4						$ 56,244			$ (145,102)

[1]	The number of shares of Redeemable Convertible Preferred Stock and Common Stock issued and outstanding prior to the Reverse Recapitalization have been retroactively adjusted by the Exchange Ratios to give effect to the Reverse Recapitalization. See Note 3.
[2]	The number of shares of Redeemable Convertible Preferred Stock and Common Stock issued and outstanding prior to the Reverse Recapitalization have been retroactively adjusted by the Exchange Ratios to give effect to the Reverse Recapitalization. See Note 2.